Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 5:	Stockholders’ Equity

During the three months ended March 31, 2013, the Company sold an aggregate of 7,080,000 common shares in a private placement for cash proceeds of $1,718,000, net of issuance costs paid in cash of $52,000. The Company also issued an aggregate of 52,000 common stock warrants as payment of additional commissions. The warrants vest immediately, are exercisable at $0.50 per share and have a term of two years from the issue date. This was part of an offering that began in the fourth quarter of 2012.

During the three months ended March 31, 2013, the Company issued 560,000 common shares in exchange for a subscription note receivable of $140,000. The subscription note receivable bears interest at a rate of 5%, is due on July 16, 2013, and is secured by a total of 600,000 common shares of Company, 40,000 of which were previously issued to the investor.

During the three months ended March 31, 2013, the Company issued an aggregate of 707,405 common shares for the conversion of $165,000 of debt and $11,852 of interest (see Note 4).

On January 1, 2013, the Company entered into a one year agreement with a firm that provides strategic investor relations services. In connection with the agreement, the Company issued 270,000 shares of common stock to the firm. In the event that the agreement is cancelled during its term, the Company may repurchase for the sum of $1.00 the remaining shares that would have otherwise been earned by the firm during the remainder of the term. The shares are earned in equal monthly installments of 22,500 each beginning on January 1, 2013. As of February 13, 2013, the agreement was assigned to another entity affiliated with the original firm. The fair value of the shares will be determined upon the completion of the services. During the three months ended March 31, 2013, $47,588 in fair value was recognized under this award. The fair value of the unvested portion as of March 31, 2013 was determined to be $157,950 which will be recognized over the remaining service period.

On January 11, 2013, the Company entered into a one year agreement with a firm that provides legal services. In connection with the agreement, the Company agreed to issue 900,000 shares of common stock to the firm. The shares of common stock are to be issued in quarterly installments beginning in April 2013. Under certain circumstances as described in the agreement, the number of shares may be adjusted based on the type and amount of services provided by the firm. The fair value of the shares will be determined upon the completion of the services. During the three months ended March 31, 2013, $65,553 in fair value was recognized under this award. The fair value of the unvested portion as of March 31, 2013 was determined to be $246,447 which will be recognized over the remaining service period. As of March 31, 2013, no shares have been issued under this agreement.

On January 15, 2013, the Company entered into a one year agreement with a consulting firm. In connection with the agreement, the Company agreed to issue 100,000 shares of common stock to the firm. The shares of common stock are to be issued in quarterly installments beginning in April 2013. The fair value of the shares will be determined upon the completion of the services. During the three months ended March 31, 2013, $16,250 in fair value was recognized under this award. The fair value of the unvested portion as of March 31, 2013 was determined to be $61,750 which will be recognized over the remaining service period. As of March 31, 2013, no shares have been issued under this agreement.

NOTE 7 -Stockholders’ Equity

At inception, Sonoro Energy Ltd. was issued 60,000 common shares of the Predecessor, representing a 60% ownership, in exchange for Sonoro’s heavy oil technology license. The fair value of the shares at inception was determined to be nominal and Company recorded the acquisition cost of the license at $-0-, which reflected Sonoro Energy Ltd.’s basis in the license.

At inception, Albnafta Shpk was issued 40,000 common shares of the Predecessor, representing a 40% ownership. The shares were valued at $0 as their fair value at inception was determined to be nominal. From inception through July 31, 2012, Albnafta Shpk contributed an aggregate of $704,378. Albnafta Shpk is owned 100% by Art Agolli.

During the period from August 1, 2012 through December 31, 2012, the Company sold an aggregate of 5,650,000 common shares for net cash proceeds of $1,389,500. In connection with the sales, the company paid stock issuance costs of $23,000 and issued an aggregate of 363,000 common stock warrants as payment for stock issuance costs. The warrants are exercisable at $0.50 per share, vest immediately and have terms ranging from 1 to 2 years.

There was no warrant activity prior to August 1, 2012. A summary of the Company’s warrant activity between August 1, 2012 and December 31, 2012 is as follows:

		Weighted Average
	Number of Warrants	Exercise Price
Outstanding at August 1, 2012	-	$-
Granted	363,000	0.50
Exercised	-	-
Forfeited/expired	-	-
Outstanding at December 31, 2012	363,000	$0.50

The following table summarizes the exercise price, number of warrants, weighted average exercise price and the weighted average remaining life (in years) of all warrants outstanding as of December 31, 2012:

			Weighted Average
Exercise	Number of	Weighted Average	Remaining Life
Price	Warrants	Exercise Price	(years)
$0.50	363,000	$0.50	.76